Income tax expense - Summary of income tax expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Current income tax expense	₩ 1,210,083	₩ 1,301,802	₩ 1,663,188
Temporary differences	(163,840)	493,026	(397,017)
Income tax recognized in other comprehensive income	424,679	(307,868)	344,941
Income tax expenses	₩ 1,470,922	₩ 1,486,960	₩ 1,611,112